CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (126,247)	$ (67,159)	$ (43,910)
Foreign currency:
Comprehensive income (loss)	4	(226)	(21)
Marketable securities:
Comprehensive income (loss)	(1,813)	(109)	374
Adjustments for net (losses) income realized in net loss	1,031	223	(17)
Other comprehensive loss	(782)	114	357
Total other comprehensive (loss) income	(778)	(112)	336
Total comprehensive loss	$ (127,025)	$ (67,271)	$ (43,574)